LEASES - Schedule of Supplemental Cash Flow Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from finance leases	$ 2,560	$ 1,188	$ 1,223
Operating cash flows from operating leases	64,022	63,844	66,684
Financing cash flows from finance leases	13,648	7,393	8,183
Right-of-use assets obtained in exchange for finance lease liabilities	53,296	9,045	776
Right-of-use assets obtained in exchange for operating lease liabilities	$ 83,434	$ 86,907	$ 91,063